PROSPECTUS SUPPLEMENT	March 31, 2023

Summary Prospectus Supplement

March 31, 2023

Healthcare & Life Sciences Fund

ETAHX      Class A Shares ETCHX      Class C Shares
ETNHX      Class N Shares ETIHX       Class I Shares

(the “Fund”)

This information supplements certain information contained in the Summary Prospectus for the Fund, dated November 1, 2022, and should be read in conjunction with such Summary Prospectus.

Effective April 1, 2023, the Fund’s primary benchmark will change from the S&P 500 Total Return Index to the S&P Biotechnology Select Industry Index and the S&P 500 Total Return Index will be the Fund’s supplemental benchmark. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns (periods ended December 31, 2022)
Class A Shares	1 Year	5 Years	10 years
Return Before Taxes	(24.44)%	6.26%	14.75%
Return After Taxes on Distributions	(24.44)%	4.88%	13.93%
Return After Taxes on Distributions and Sale of Fund Shares	(14.47)%	4.73%	12.40%
Class C Shares
Return Before Taxes	(21.21)%	6.73%	14.58%
Class N Shares
Return Before Taxes	(19.77)%	7.59%	15.51%
Class I Shares
Return Before Taxes	(19.62)%	7.80%	15.73%
S&P Biotechnology Select Industry Index (reflects no deduction for fees, expenses or taxes)[1]	(25.62)%	(0.27)%	11.14%%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)[1]	(18.11)%	9.42%	12.56%

1.	The Fund has changed its primary benchmark from the S&P 500 Total Return Index to the S&P Biotechnology Select Industry Index because the S&P Biotechnology Select Industry Index better represents the Fund’s investment strategy.

PROSPECTUS SUPPLEMENT	March 31, 2023

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2022, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-771-3836 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska, 68022.

Please retain this Supplement for future reference.